Other Current Assets - Summary of Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Other Current Assets [Abstract]
Advance to suppliers	$ 116,190	$ 72,877
Prepaid expenses	3,519	4,228
Receivable from related party	49
Other assets	2,206	877
Total	$ 121,964	$ 77,982